Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Changes in Options Outstanding

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2017	35,000	$10.00	2.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at September 30, 2018	35,000	$10.00	1.01	$-
Options exercisable at September 30, 2018	35,000	$10.00	1.01	$-

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	37,500	$10.20	3.33	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$12.00
Options outstanding at March 31, 2017	35,000	$10.00	2.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Options exercisable at March 31, 2018	35,000	$10.00	1.51	$-

Changes in Non Employee Stock Options
Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	2,500	$84.00	0.08	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$84.00
Options outstanding at March 31, 2017	-	$-	-	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2018	-	$-	-	$-
Options exercisable at March 31, 2018	-	$-	-	$-

Warrants Outstanding
	Warrants Outstanding			Warrants Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Price	Outstanding	Life (Years)	Price	Exercisable	Price
$1.50	6,052,497	0.75	$1.50	6,052,497	1.50$

	Warrants Outstanding			Warrants Exercisable
			Weighted
			Average	Weighted		Weighted
			Remaining	Average		Average
	Exercise	Number	Contractual	Exercise	Number	Exercise
	Price	Outstanding	Life (Years)	Price	Exercisable	Price
	$0.50	30,000	0.01	$0.50	350,000	$0.50
	$1.50	6,127,497	1.24	$1.50	6,127,497	$1.50
	$2.50	12,000	0.30	$2.50	12,000	$2.50
Total		6,169,497	1.23	$1.50	6,169,497	$1.50

Warrant Rollforward
		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2017	6,534,810	$1.48
Granted / restated	-	$-
Canceled	-	$-
Expired	(365,313)	$1.18
Warrants outstanding at March 31, 2018	6,169,497	$1.50
Granted	-	$-
Canceled	-	$-
Expired	(117,000)	$1.35
Warrants outstanding at September 30, 2018	6,052,497	$1.50

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2016	6,504,810	$1.48
Granted / restated	30,000	$0.50
Canceled	-	$-
Expired	-	$-
Warrants outstanding at March 31, 2017	6,534,810	$1.48
Granted	-	$-
Canceled	-	$-
Expired	(365,313)	$(1.18)
Warrants outstanding at March 31, 2018	6,169,497	$1.50